Fixed Assets Held for Sale	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Disclosure of Fixed Assets Held for Sale [Text Block]

Note 6 – Fixed Assets Held for Sale

During the year ended December 31, 2012, the Company made the decision to exit completely from its Heat Waves’ well-site construction and roustabout line of service. (For further discussion, please see Note 3, Discontinued Operations.) As the Company had the intent, and made the plan, to dispose of or sell the fixed assets associated with this component of its business operations during the year ended December 31, 2012, it reclassified the fair value of the fixed assets within this business component as Fixed Assets Held for Sale on its accompanying Balance Sheet as of December 31, 2012.

Assets Held for Sale consists of the following at December 31, 2012:

	December 31,
	2012	2011

Trucks and vehicles	$1,655,413	$1,634,880
Accumulated depreciation	(1,350,984)	(1,222,049)
Assets held for sale - net	$304,429	$412,831

Depreciation expense on assets held for sale for the year ended December 31, 2012 and 2011 totaled $128,935 and $511,588, respectively.